Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities [Abstract]
Schedule of other liabilities
	December 31
	2017	2016
	NIS in millions
Tenants' security deposits (1)	60	61
Leasing liabilities for investment properties	184	185
Deferred purchase price of investment property	-	5
Other liabilities	15	32
	259	283

(1)	Tenants' security deposits are received to secure the fulfillment of the terms of the lease agreements. Deposits are refunded to the tenants at the end of the rental period, primarily linked to the Euro.